INFORMATION BY BUSINESS SEGMENT - Income from external customers per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segment
Other operating income	R$ 186,924	R$ 1,210,754	R$ 16,134
Reportable Segments [Member]
Operating Segment
Power supply for distribution companies	14,104,623	11,836,975	10,762,106
Power supply for end consumers	3,925,510	3,334,527	2,661,499
CCEE	1,159,158	3,090,100	1,380,535
O&M revenue	11,055,951	10,188,340	8,768,408
Financial effect of Itaipu	287,610	65,831	(13,566)
Revenue from construction of renewed plants	1,501,631	1,618,045	816,002
Contractual revenue	7,901,256	9,946,627	6,026,215
Other operating income	1,101,817	925,455	710,311
Deduction from operating income	(6,963,323)	(6,379,066)	(5,710,574)
Total net operating income	34,074,233	34,626,834	25,400,936
Generation
Operating Segment
Power supply for distribution companies	14,104,623	11,836,975	10,762,106
Power supply for end consumers	3,925,510	3,334,527	2,661,499
CCEE	1,141,450	1,664,038	1,176,156
O&M revenue	4,676,630	4,220,474	3,982,409
Revenue from construction of renewed plants	7,324	82,205	37,800
Other operating income	173,774	462,762	355,541
Deduction from operating income	(4,022,072)	(3,847,074)	(3,616,720)
Total net operating income	20,007,239	17,753,907	15,358,791
Transmission
Operating Segment
O&M revenue	6,379,321	5,967,866	4,785,999
Construction revenue	1,494,307	1,535,840	778,202
Revenue from construction of renewed plants	1,494,307	1,535,840	778,202
Contractual revenue	7,901,256	9,946,627	6,026,215
Other operating income	706,006	316,381	299,303
Deduction from operating income	(2,793,884)	(2,260,151)	(2,122,537)
Total net operating income	13,687,006	15,506,563	9,767,182
Administration
Operating Segment
CCEE	17,708	1,426,062	204,379
Financial effect of Itaipu	287,610	65,831	(13,566)
Other operating income	222,037	146,312	55,467
Deduction from operating income	(147,367)	(271,841)	28,683
Total net operating income	R$ 379,988	R$ 1,366,364	R$ 274,963